Chapman and Cutler LLP                            111 West Monroe Street
                                                  Chicago, Illinois  60603

                           February 22, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington D.C.  20549

     Re:               FT 3397 (the "Fund")

Ladies and Gentlemen:

     Transmitted herewith is a copy of Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of an indefinite number of Units representing the ownership of interests in FT 3397 which are proposed to be offered publicly.

     The only purpose of this Amendment is to update the name of the Fund.

     We have been informed by the staff of the Commission that the Commission no longer requires selective review of the hypothetical performance information related to the strategies included in the Fund's registration statement as requested in our letter to the staff dated February 3, 2012. The hypothetical performance information for each of the strategies included in the Fund was reviewed and approved by the staff in FT 3320, as filed on January 31, 2012 (File No. 333-178276). The relevant disclosure relating to such hypothetical performance information in the Fund's registration statement will not differ from that contained in the registration statement for FT 3320.

       We currently anticipate that the registration statement for the Fund will not contain disclosures which would render it ineligible to become effective pursuant to rule 487 under the Securities Act of 1933.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     We are advised that the sponsor proposes to deposit securities and to activate FT 3397 on March 30, 2012, or shortly thereafter, depending on market conditions. An appropriate amendment of the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time.

     Under these circumstances, it will be appreciated if this matter can receive prompt attention. If there are any questions regarding this filing, or if there is any way in which we can be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Brian D. Free (312-845-3017).

                                Very truly yours,


                                CHAPMAN AND CUTLER LLP
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